(25) EQUITY	12 Months Ended
Dec. 31, 2019
EQUITY
EQUITY

 (25)  EQUITY

The shareholders’ interest in the Company’s equity at December 31, 2019 and 2018 is shown below:

	Number of shares
	December 31, 2019		December 31, 2018
Shareholders	Common shares	Interest %	Common shares	Interest %
State Grid Brazil Power Participações S.A.	730,435,698	63.39%	730,435,698	71.76%
ESC Energia S.A.	234,086,204	20.32%	234,086,204	23.00%
Members of the Executive Board	189	0.00%	189	0.00%
Other shareholders	187,732,349	16.29%	53,392,655	5.25%
Total	1,152,254,440	100.00%	1,017,914,746	100.00%

25.1 Capital management

The Company’s policy is to maintain a solid capital base in order to keep the trust of the investor, the creditors and the market and to ensure the business sustainability. Management monitors the return on capital and the strategy of rising dividends from the subsidiaries to the Company and from the Company to the controlling shareholders.

The Company manages the leverage ratio analyzing the advantages and the security provided by an improved equity capital position. The Company monitors capital using the gearing ratio calculated by  net debt to EBITDA.

In  2019, the consolidated capital structure and leverage ratio of CPFL Energia remained at adequate levels. The Company’s net debt reached 2.52 times the EBITDA at the end of 2019 under the criterion for measuring the Company’s financial covenants, lower than in the prior year. The Group’s policy is to keep such ratio below 3.5, since most of its agreements use this measurement.  Historically, the Company has not acquired its own shares in the market.

25.2 Changes in shareholding structure and Mandatory Tender Offer (MTO)

On April 2, 2019, the Company informed B3 S.A. - Brasil, Bolsa, Balcão of its intention to carry out a public offering of common shares ("Offering"), and on April 18, 2019, B3 approved its request for extension of the term to reach a minimum percentage of outstanding (free float) shares in the market of 15% of the Company's total capital up to October 31, 2019. On April 24, 2019, a Material Fact was disclosed by the Company, stating that it had filed a Registration Statement on Form F-3 ("Form F-3") with the Securities and Exchange Commission ("SEC"), allowing the Company to carry out certain public offerings of common shares issued by it in the United States, including as American Depositary Shares ("ADS").

On June 12, 2019, following the announcements previously made, the Company disclosed in a Material Fact that the Board of Directors had approved, within the scope of the Offering and pursuant to CVM Instruction 476, a price per share of R$ 27.50 and the Company's capital increase amounting to R$ 3,212,471, through the issue of 116,817,126 new shares. As a result, capital increased from R$ 5,741,284 to R$ 8,953,755 and the total number of registered common shares with no par value increased from 1,017,914,746 to 1,134,731,872. On June 27, 2019, the number of shares was increased by a supplementary lot of 15% of the total shares initially offered (without considering the Additional Lot), i.e., 17,522,568 common Company-issued shares under the same conditions and price of the shares initially offered, increasing the total number of shares to 1,152,254,440. On June 28, 2019, these shares were settled, totaling R$ 481,871 from the capital increase, increasing capital to R$ 9,435,626 at December 31, 2019.

The issue costs totaled R$ 47,544, net of tax effects, up to December 31, 2019.

The Offering was carried out, simultaneously: (i) with restricted efforts of placement in Brazil, in the non-organized over-the-counter market,; and (ii) abroad. There was no reallocation of shares between the Brazilian Offering and the International Offering, due to the demand verified in Brazil and abroad during the course of the Offering and, therefore, there was no allocation of ADSs in the context of the International Offering, and therefore, all the shares were distributed under the Brazilian Offering.

On December 19, 2019, the Company’s Board of Directors and the Executive Board of CPFL Geração approved the holding of a public tender offer of the common shares issued by CPFL Energias Renováveis, outstanding in the market, for the purpose of converting its registration as a publicly-held company category “A” into category “B” (“OPA Conversion of Registration”) and/or exit from the New Market (“OPA Exit from the New Market”, and, together with the OPA Conversion of Registration, “OPA”), to be carried out by CPFL Geração, direct controlling shareholder of CPFL Renováveis. The holding of the OPA is subject to its registration by the CVM and its authorization by B3 and will be intended for the acquisition of up to 291,550 common shares issued by CPFL Renováveis outstanding in the market, which represent, on that date, 0.056% equity interest in CPFL Renováveis (“Outstanding Shares”).

25.3  Capital reserves

This refers basically to the registration of operations involving subsidiary CPFL Renováveis: (i) business combination in 2011 (R$ 228,322); (ii) public offering of shares in 2013 (R$ 59,308); (iii) association with DESA in 2014 (R$ 180,297); decrease due to: (iv) acquisition, by the Company, of equity interest previously held by the parent company State Grid in 2019 (R$ 2,034,920) (Note 1.c) and (v) change in equity interest without change in control in 2019 (R$ 75,298) .

In accordance with IFRS 10, these effects were recognized as transactions between shareholders, directly in Equity.

25.4  Earnings reserves

The balance of earnings reserve at December 31, 2019 is R$ 5,082,430 that refers to: i) Legal Reserve of R$ 1,036,125; and ii) statutory reserve - working capital reinforcement of R$ 4,046,305.

25.5  Accumulated other comprehensive income

The accumulated other comprehensive income is comprised of:

i.      Deemed cost: refers to the recognition of the fair value adjustments of the deemed cost of the generating plants' property, plant and equipment, of R$ 355,049;

ii.     Private pension plan: The debt balance of R$1,674,527 (net of taxes) refers to the effects of the actuarial gains and losses recognized directly in other comprehensive income, in accordance with IAS 19.

iii.    Effects of the credit risk in the fair value adjustment of financial liabilities, net of income taxes, in accordance with IFRS 9 (credit amount of R$ 51,012).

25.6  Dividends

At the Extraordinary Shareholders' Meeting held on April 30, 2019 approval was given for the declaration dividend for 2018 in the amount of R$ 488,785.

Furthermore, in 2019 the Company proposed R$ 641,884 of minimum mandatory dividend, as set forth by Law 6,404/76, and for each share the amount of R$ 0.557068261 was attributed.

In 2019, the Company paid R$ 486,906 relating to the dividend for 2018.

25.7  Termination of the statutory reserve of the financial asset of concession

The Extraordinary Shareholders' Meeting held on April 27, 2018 approved the extinction of the statutory reserve of the financial asset of concession and the transfer of the respective balance of R$ 826,600 to the Retained Earnings account.

25.8  Allocation of profit for the year

The Company’s bylaws assure shareholders a minimum dividend of 25% of profit for the year, adjusted in accordance with the law.

The proposed allocation of profit for the year is shown below:

2019
Profit for the year - Parent company	2,702,671
Realization of comprehensive income	25,672
Time-barred dividends	765
Profit base for allocation	2,729,108
Legal reserve	(135,134)
Statutory reserve - working capital	(518,795)
Mandatory dividend	(641,884)
Additional dividend	(1,433,295)

For this year, considering the current scenario with the incipient economic recovery and also considering the uncertainties regarding the hydrology, the Company’s management is proposing the allocation of R$518,795 to the statutory reserve - working capital reinforcement.

25.9      Noncontrolling interests

The disclosure of interests in subsidiaries, in accordance with IFRS 12, is as follows:

25.9.1   Changes in noncontrolling interests

	CERAN	CPFL Renováveis		Paulista Lajeado	Total
As of December 31, 2016	263,719	2,060,963		77,966	2,402,648
Equity interests and voting capital	35.00%	48.40%		40.07%

Equity attributable to noncontrolling interests	37,949	13,720		11,623	63,292
Dividends	(92,832)	(16,619)		(8,769)	(118,220)
Capital increase (reduction)	(122,806)	15		-	(122,791)
Other movements	-	-		(113)	(113)
As of December 31, 2017	86,031	2,058,079		80,707	2,224,816
Equity interests and voting capital	35.00%	48.40%		40.07%

Equity attributable to noncontrolling interests	34,731	62,470		10,754	107,955
Dividends	(44,314)	(13,511)		(10,860)	(68,685)
Other movements	-	5,656		(108)	5,548
As of December 31, 2018	76,448	2,112,693		80,493	2,269,634
Equity interests and voting capital	35.00%	48.44%		40.07%

Equity attributable to noncontrolling interests	36,914	950		7,762	45,625
Gain in equity without change in control	-	75,298		-	75,298
Acquisition of non-controlling interests	-	(2,072,635)	(1)	-	(2,072,635)
Dividends	(9,228)	(11,895)		(7,986)	(29,109)
Other movements	-	122		(77)	45
As of December 31, 2019	104,134	104,532		80,191	288,857
Equity interests and voting capital	35.00%	0.06%		40.07%

(1) Refers to acquisition of 46.76% interest in subsidiary CPFL Renováveis by the Company from the controlling shareholder State Grid.

25.9.2   Summarized financial information of subsidiaries that have interests of noncontrolling shareholders

The summarized financial information on subsidiaries in which there is noncontrolling interests at December 31, 2019 and 2018, and for income statement for the years ended December 31, 2019, 2018 and 2017 are as follows:

	December 31, 2019
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	78,836	1,312,372	19,734
Cash and cash equivalents	33,140	412,579	9,564
Noncurrent assets	751,546	10,496,351	141,185

Current liabilities	215,198	1,545,741	35,374
Borrowings and debentures	106,128	617,030	-
Other financial liabilities	13,256	430,257	250
Noncurrent liabilities	317,660	5,616,562	782
Borrowings and debentures	211,051	4,387,676	-
Other financial liabilities	91,181	-	-
Equity	297,523	4,646,421	124,763
Attributable to owners of the Company	297,523	4,544,434	124,763
Attributable to noncontrolling interests	-	101,987	-

	2019
Net operating revenue	339,041	1,928,011	42,206
Operational costs and expenses	(102,685)	(724,479)	(25,224)
Depreciation and amortization	(43,033)	(645,722)	(4)
Interest income	4,821	73,216	679
Interest expense	(39,623)	(420,775)	-
Income tax expense	(52,197)	(47,152)	(2,814)
Profit (loss) for the year	105,468	107,024	19,370
Attributable to owners of the Company	105,468	96,628	19,370
Attributable to noncontrolling interests	-	10,396	-

	December 31, 2018
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	80,367	1,330,819	15,499
Cash and cash equivalents	32,729	876,571	5,687
Noncurrent assets	799,390	10,845,036	144,863

Current liabilities	246,482	1,396,120	33,883
Borrowings and debentures	106,556	819,993	-
Other financial liabilities	13,406	7,670	282
Noncurrent liabilities	414,852	6,528,563	1,033
Borrowings and debentures	316,581	4,738,841	-
Other financial liabilities	89,965	-	-
Equity	218,423	4,251,172	125,446
Attributable to owners of the Company	218,423	4,147,795	125,446
Attributable to noncontrolling interests	-	103,377	-

	2018
Net operating revenue	333,289	1,936,319	52,510
Operational costs and expenses	(95,321)	(727,557)	(26,114)
Depreciation and amortization	(41,378)	(623,106)	(4)
Interest income	6,191	93,076	691
Interest expense	(53,629)	(517,403)	(614)
Income tax expense	(48,239)	37,276	(3,145)
Profit (loss) for the year	99,230	118,805	26,838
Attributable to owners of the Company	99,230	109,264	26,838
Attributable to noncontrolling interests	-	9,542	-

	2017
	CERAN	CPFL Renováveis	Paulista Lajeado
Net operating revenue	321,743	1,959,084	38,278
Operational costs and expenses	(103,671)	(737,472)	(10,566)
Depreciation and amortization	(45,212)	(617,017)	(4)
Interest income	30,489	126,041	2,089
Interest expense	2,029	(648,571)	(4,050)
Income tax expense	(40,202)	(74,125)	(2,911)
Profit (loss) for the year	108,427	19,645	29,006
Attributable to owners of the Company	108,427	11,484	29,006
Attributable to noncontrolling interests	-	8,162	-